Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Current Assets of Discontinued Operations
Total Current Assets of Discontinued Operations	$ 1,070,313		$ 1,070,313		$ 1,760,918
Current Liabilities of Discontinued Operations
Total Current Liabilities of Discontinued Operations	810,334		810,334		173,438
Operating Expenses
Loss of Discontinued Operations before Provision for Income Taxes	(174,585)	$ (53,861)	(191,379)	$ 481,870
Provision for Income Taxes
Discontinued Operations [Member]
Current Assets of Discontinued Operations
Cash and cash equivalents	345,878		345,878		332,441
Accounts receivable, net	179,233		179,233		465,104
Prepaids and other current assets	4,067		4,067		2,200
Inventories	541,135		541,135		961,173
Total Current Assets of Discontinued Operations	1,070,313		1,070,313		1,760,918
Current Liabilities of Discontinued Operations
Accounts payable and accrued liabilities	279,198		279,198		173,438
Severance	531,136		531,136		0
Total Current Liabilities of Discontinued Operations	810,334		810,334		$ 173,438
Sales	659,848	1,261,578	2,600,157	3,637,923
Cost of Sales	(592,886)	(1,085,953)	(1,945,842)	(2,507,991)
Gross profit	66,962	175,625	654,315	1,129,932
Operating Expenses
General and administrative	240,120	215,699	830,923	620,108
Research and development	827	13,187	12,973	26,156
Amortization and depreciation	600	600	1,798	1,798
Total Operating Expenses	241,547	229,486	845,694	648,062
Loss of Discontinued Operations before Provision for Income Taxes	(174,585)	(53,861)	(191,379)	481,870
Provision for Income Taxes	0	0	0	0
Net income (loss) of Discontinued Operations	$ (174,585)	$ (53,861)	$ (191,379)	$ 481,870